SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	NOTE 7 – SUBSEQUENT EVENTS On April 20, 2016, the Company issued 65,000 shares of common stock to investors that exercised their warrants for cash totaling $32,500.

NOTE 7 – SUBSEQUENT EVENTS

On January 5, 2016, the Company issued 10,000 shares of common stock to an investor that exercised their warrants for cash totaling $5,000.

On January 21, 2016, an officer, director and shareholder loaned $500 and on January 26, 2016 $19,000 to the Company. The loan bears 0% interest and is due by April 26, 2016.

On January 23, 2016, the Company executed a convertible promissory note for $50,000. The loan had an original issue discount of $6,000 and legal fees of $1,000. The loan bears interest at 8% per annum and is due on January 19, 2017. The lender has the right to convert the principal amount and unpaid interest of the loan on or after 180 days to convert at a rate of 56% of the lowest trading price.

On February 2, 2016, the Company agreed to waive the vesting terms on the consulting agreement with an individual and the remaining 300,000 warrants were immediately vested.

On February 24, 2016, the Company issued 484,183 shares of common stock for the cashless exercise of 650,000 warrants.

On March 3, 2016, the Company executed a convertible promissory note for $100,000. The loan bears interest at 10% per annum and is due on December 7, 2016. The lender has the right to convert the principal amount and unpaid interest of the loan at $0.10 per share if the market price is greater than $0.25. If the market price is less than or equal to $0.25 but greater than $0.10, then the conversion price is $0.05. If the market price is less than or equal to $0.10 then the conversion price is $0.02.

On March 4, 2016, the Company entered into a consulting services agreement to provide business development services and issued 600,000 warrants. The warrants allow the holder to purchase 600,000 shares of common stock at an exercise price of $0.80 per share and is exercisable for 2 years.